INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS, NET

NOTE 8 – INTANGIBLE ASSETS, NET

Intangible assets, net consists of the following:

	As of December 31,
	2025	2024
At cost:
Software platform	$1,012,165	$1,012,165
Less: accumulated amortization	(105,860)	(85,313)
Less: accumulated impairment losses	(906,305)	—

Intangible assets, net	$—	$926,852

On December 23, 2024, VSHK purchased CRUUSH platform from an independent third party in a share-based consideration of 900,000 shares of Class A Ordinary Shares of the Company at the current market price of $1 per share.

CRUUSH is a blockchain enabled social eCommerce platform which enables creators to promote and post their products or services to the social media to drive their fans to purchase and receive rewards. As of December 31, 2025, the Company reassessed the recoverability of its intangible assets in connection with a change in its business strategy, which affected the expected future use and future profit generation of these assets. Due to the strategic shift, the Company concluded the carrying amount of the asset was not recoverable. During the year ended December 31, 2025, the Company recorded an impairment loss on intangible assets of $906,305 in the consolidated statements of operations and comprehensive loss.

Amortization expense of intangible assets for the years ended December 31, 2025, 2024 and 2023 was $16,997, $20,381, and $20,317, respectively.

VS MEDIA HOLDINGS LIMITED AND SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

(Stated in US Dollars, except for number of shares)